Income taxes	12 Months Ended
Dec. 31, 2024
Disclosure of Income Tax [abstract]
Income taxes
6. Income taxes
Income before taxes
(USD millions)	2024	2023	2022

Switzerland	10 098	9 719	5 751

Foreign [1]	3 542	-596	1 426

Income before taxes from continuing operations	13 640	9 123	7 177

[1] The 2023 foreign income before taxes from continuing operations was impacted by impairment charges on intangible assets other than goodwill.
Current and deferred income tax expense
The significant components of the provision for income taxes from continuing operations are as follows:
(USD millions)	2024	2023	2022

Switzerland	-897	-1 136	-598

Foreign	-1 486	-1 290	-1 155

Current income tax expense	-2 383	-2 426	-1 753

Switzerland	-245	355	-131

Foreign	927	1 520	756

Deferred tax income	682	1 875	625

Income tax expense from continuing operations	-1 701	-551	-1 128

Analysis of tax rate
Novartis has a substantial business presence in many countries and is therefore subject to income taxes in different tax jurisdictions. This leads to differences in income and expense items that are non-taxable or non-deductible (permanent differences) or are taxed at different statutory tax rates in those tax jurisdictions. As a result, there is a difference between our applicable tax rate and effective tax rate.
The applicable tax rate changes from year to year due to changes in the mix of the Company’s pre-tax income and changes in statutory tax rates since it is calculated as the weighted average tax rate based on the pre-tax income of each subsidiary.
The main elements contributing to the difference between the Company’s overall applicable tax rate and the effective tax rate are shown in the following table:
(As a percentage)	2024	2023	2022

Applicable tax rate	12.3	15.0	15.3

Effect of disallowed expenditures	1.6	1.4	2.6

Effect of income taxed at reduced rates	-0.2	-0.6	-0.4

Effect of income not subject to tax	-0.1	-2.5	-0.1

Effect of tax credits and allowances	-3.2	-3.9	-4.1

Effect of release of contingent consideration liability	0.0	-0.3	-0.5

Effect of tax rate change on current and deferred tax assets and liabilities	0.3	-1.6	0.0

Effect of derecognition and reversals of derecognition of deferred tax assets	1.4	0.9	1.3

Effect of write-down of investments in subsidiaries	-1.2	-3.0	0.0

Effect of prior-year items	-0.6	0.0	-0.3

Effect of changes in uncertain tax positions	-1.8	0.1	1.7

Effect of other items [1]	4.0	0.5	0.2

Effective tax rate from continuing operations	12.5	6.0	15.7

[1] 2024 includes the effect of tax charges related to the expansion of products in the Swiss Patent Box regime (+1.0%) and the effect of a non-deductible impairment of goodwill (+1.7%)
The effective tax rate of Novartis fluctuates primarily as a result of, among other factors, changes in pre-tax income between countries with varying statutory tax rates and the effects of disallowed expenditures, income not subject to tax, tax credits and allowances, tax rate changes on current and deferred tax assets and liabilities, write-down of investments in subsidiaries, and changes in uncertain tax positions. The table above provides the details of the significant items that impact the comparability of the effective tax rate between years.
In December 2021, the OECD issued model rules for a new global minimum tax framework (Pillar Two). Novartis is within the scope of the OECD Pillar Two model rules. A number of governments in countries in which Novartis operates are in the process of enacting or have enacted tax legislation to comply with Pillar Two.
In December 2023, Switzerland partially implemented Pillar Two, whereby effective from January 1, 2024, a 15% minimum taxation is assessed on Pillar Two qualifying profits earned by companies domiciled in Switzerland (Qualified Domestic Minimum Top-Up Tax). This Qualified Domestic Minimum Top-Up Tax (QDMTT) does not apply to the Pillar Two qualifying profits earned by a company’s affiliates domiciled in tax jurisdictions outside of Switzerland. The QDMTT legislation in Switzerland had no material impact to our current income tax expense in 2024.
On September 4, 2024, Switzerland enacted the Income Inclusion Rule (IIR) effective January 1, 2025, which complements the QDMTT. This IIR imposes a 15% minimum top-up tax on the profits of foreign subsidiaries of Swiss-based multinational companies. Novartis estimates that the IIR will have no material impact to our consolidated financial position, income statement and cash flows.
The Pillar Two tax legislation enacted in 2024 and 2023 in Switzerland and other countries in which we operate had no material impact to the Company’s results of operations, financial condition and cash flows in 2024 and 2023.
For disclosures on income taxes paid in 2024, 2023 and 2022, see Note 23.2.